FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Currency risk (Details) - Currency risk - USD ($)	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Currency risk
Risk exposure associated with instruments sharing characteristic	$ (6,553,972)	$ (3,805,325)
Percentage of that a devaluation or an appreciation of the US Dollar other currencies	10.00%
Effect in profit and loss due to designate devaluation or appreciation of US dollar	$ 655,000